Cost Of Sales - Summary of Cost of Sales (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cost Of Sales By nature [Line Items]
Depreciation and amortization	$ 1,233	$ 1,120	$ 1,120
Cost of sales	11,527	10,755	9,743
Cost of sales [member]
Disclosure Of Cost Of Sales By nature [Line Items]
Raw materials and goods for resale	5,353	4,916	4,875
Payroll	1,734	1,474	1,349
Electricity, fuels and other services	1,791	1,655	1,174
Depreciation and amortization	1,017	929	934
Maintenance, repairs and supplies	955	809	722
Transportation Cost	466	671	573
Other Production Costs and Change in Inventory	211	301	116
Cost of sales	$ 11,527	$ 10,755	$ 9,743